Contingencies and Commitements - Schedule of License Agreements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Less than one year [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 1,978	$ 279,590
Later than one year but not more than 5 years [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 5,695,533	$ 5,333,290